Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement
Net benefit liability (asset) at beginning of year	€ 1,117
Net benefit liability (asset) at end of year	1,136	€ 1,117
Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	309
Net benefit liability (asset) at end of year	278	309
Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	808
Net defined benefit liability (asset) at end of year	858	808
Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	275
Net defined benefit liability (asset) at end of year	269	275
Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	385
Net defined benefit liability (asset) at end of year	412	385
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	148
Net defined benefit liability (asset) at end of year	177	148
Present value of benefit liabilities
Statement
Net benefit liability (asset) at beginning of year	1,657	1,610
Current cost	76	71
Interest cost/income	45	38
Remeasurements:	71	19
- actuarial (gains) losses due to changes in financial assumptions	61	(1)
- experience (gains) losses	10	20
Past service cost and (gains) losses settlements	7	118
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(140)	(133)
Reclassification to asset held for sale		(8)
Changes in the scope of consolidation		(92)
Currency translation differences and other changes	51	33
Net benefit liability (asset) at end of year	1,768	1,657
Present value of benefit liabilities | Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	309	194
Current cost	55	42
Interest cost/income	1	1
Remeasurements:	1	30
- actuarial (gains) losses due to changes in financial assumptions	1	29
- experience (gains) losses		1
Past service cost and (gains) losses settlements	(2)	115
Benefits paid	(88)	(74)
Changes in the scope of consolidation		(2)
Currency translation differences and other changes	2	3
Net benefit liability (asset) at end of year	278	309
Present value of benefit liabilities | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1,348	1,416
Current cost	21	29
Interest cost/income	44	37
Remeasurements:	70	(11)
- actuarial (gains) losses due to changes in financial assumptions	60	(30)
- experience (gains) losses	10	19
Past service cost and (gains) losses settlements	9	3
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(52)	(59)
Reclassification to liabilities directly associated with asset held for sale		(8)
Changes in the scope of consolidation		(90)
Currency translation differences and other changes	49	30
Net defined benefit liability (asset) at end of year	1,490	1,348
Present value of benefit liabilities | Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	275	284
Interest cost/income	4	4
Remeasurements:	5	1
- actuarial (gains) losses due to changes in financial assumptions	7
- experience (gains) losses	(2)	1
Benefits paid	(15)	(15)
Currency translation differences and other changes		1
Net defined benefit liability (asset) at end of year	269	275
Present value of benefit liabilities | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	925	997
Current cost	19	27
Interest cost/income	37	31
Remeasurements:	41	(25)
- actuarial (gains) losses due to changes in financial assumptions	50	(31)
- experience (gains) losses	(9)	6
Past service cost and (gains) losses settlements	1	2
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(28)	(35)
Reclassification to liabilities directly associated with asset held for sale		(8)
Changes in the scope of consolidation		(90)
Currency translation differences and other changes	48	25
Net defined benefit liability (asset) at end of year	1,044	925
Present value of benefit liabilities | FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	148	135
Current cost	2	2
Interest cost/income	3	2
Remeasurements:	24	13
- actuarial (gains) losses due to changes in financial assumptions	3	1
- experience (gains) losses	21	12
Past service cost and (gains) losses settlements	8	1
Benefits paid	(9)	(9)
Currency translation differences and other changes	1	4
Net defined benefit liability (asset) at end of year	177	148
Plan assets
Statement
Net benefit liability (asset) at beginning of year	(545)	(588)
Interest cost/income	(20)	(17)
Return on plan assets	(23)	21
Plan contributions:	(14)	(25)
- employee contributions	(1)	(1)
- employer contributions	(13)	(24)
Benefits paid	19	26
Changes in the scope of consolidation		64
Currency translation differences and other changes	(49)	(26)
Net benefit liability (asset) at end of year	(632)	(545)
Plan assets | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(545)	(588)
Interest cost/income	(20)	(17)
Return on plan assets	(23)	21
Plan contributions:	(14)	(25)
- employee contributions	(1)	(1)
- employer contributions	(13)	(24)
Benefits paid	19	26
Changes in the scope of consolidation		64
Currency translation differences and other changes	(49)	(26)
Net defined benefit liability (asset) at end of year	(632)	(545)
Plan assets | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(545)	(588)
Interest cost/income	(20)	(17)
Return on plan assets	(23)	21
Plan contributions:	(14)	(25)
- employee contributions	(1)	(1)
- employer contributions	(13)	(24)
Benefits paid	19	26
Changes in the scope of consolidation		64
Currency translation differences and other changes	(49)	(26)
Net defined benefit liability (asset) at end of year	(632)	(545)
Asset ceiling
Statement
Net benefit liability (asset) at beginning of year	5
Change in asset ceiling	(5)	5
Net benefit liability (asset) at end of year		5
Asset ceiling | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	5
Change in asset ceiling	(5)	5
Net defined benefit liability (asset) at end of year		5
Asset ceiling | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	5
Change in asset ceiling	€ (5)	5
Net defined benefit liability (asset) at end of year		€ 5